Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2018
Operating expenses
General and administrative expense	$ 106,174	$ 2,468	$ 211,228	$ 2,468	$ 117,737	$ 1,410
Net loss from operations	(106,174)	(2,468)	(211,228)	(2,468)	(117,737)	(1,410)
Net loss	$ (106,174)	$ (2,468)	$ (211,228)	$ (2,468)	$ (117,737)	$ (1,410)
Loss per common share - Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	22,196,289,678	18,546,628,778	22,196,289,678	18,546,628,778	18,546,628,778	18,546,470,126